SUPPLEMENTARY CASH FLOW INFORMATION (Tables)	12 Months Ended
Aug. 31, 2024
Supplementary Cash Flow Information [Abstract]
Disclosure of detailed information about non-cash working capital [Table Text Block]
Year ended	August 31, 2024	August 31, 2023

Amounts receivable, prepaid expenses and other assets	$48	$(172)
Accounts payable and other liabilities	271	(473)
	$319	$(645)